EQUITY ACCOUNTED INVESTMENTS - Details of Investments in Joint Ventures and Associates (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Investment [Line Items]
Carrying value	$ 9,567	$ 9,435		$ 9,567
Carrying value	10,194	10,027		10,194
Investments in joint ventures and associates	$ 19,761	$ 19,462		$ 19,761	$ 16,844
BSREP II Brazil Pooling | Subsidiaries with material non-controlling interests
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		31.00%
GGP Inc. (GGP)
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership	34.00%	34.00%	29.00%	34.00%
Carrying value	$ 8,844	$ 8,723		$ 8,844
China Xintiandi (“CXTD”)
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		22.00%		22.00%
Carrying value	499	$ 494		$ 499
Diplomat Resort and Spa (Diplomat)
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		90.00%		90.00%
Carrying value	339	$ 331		$ 339
Brookfield Premier Real Estate Partners Pooling LLC (BPREP)
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		9.00%		10.00%
Carrying value	122	$ 127		$ 122
Other
Investment [Line Items]
Carrying value	390	$ 352		$ 390
Other | Bottom of range
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		23.00%		23.00%
Other | Top of range
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		31.00%		31.00%
Canary Wharf Joint Venture
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		50.00%		50.00%
Carrying value	3,284	$ 3,347		$ 3,284
Manhattan West, New York
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		56.00%		56.00%
Carrying value	1,439	$ 1,362		$ 1,439
Grace Building, New York
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		50.00%		50.00%
Carrying value	585	$ 576		$ 585
One Liberty Plaza, New York
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		51.00%		51.00%
Carrying value	408	$ 412		$ 408
Southern Cross East, Melbourne
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		50.00%		50.00%
Carrying value	407	$ 400		$ 407
Brookfield Brazil Retail Fundo de Investimento em Participaçõe (Brazil Retail)
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		46.00%		46.00%
Carrying value	339	$ 294		$ 339
Brookfield D.C. Office Partners LLC (D.C. Fund), Washington, D.C.
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		51.00%		51.00%
Carrying value	310	$ 327		$ 310
E&Y Complex, Sydney
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		50.00%		50.00%
Carrying value	311	$ 311		$ 311
Brookfield Fairfield U.S. Multifamily Value Add Fund II (VAMF II)
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		37.00%		37.00%
Carrying value	291	$ 300		$ 291
Potsdamer Platz, Berlin
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		25.00%		25.00%
Carrying value	205	$ 210		$ 205
One New York Plaza, New York
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		15.00%		15.00%
Carrying value	120	$ 126		$ 120
Republic Plaza, Denver
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		50.00%		50.00%
Carrying value	119	$ 124		$ 119
75 State Street, Boston
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		26.00%		26.00%
Carrying value	94	$ 92		$ 94
Principal Place - Commercial, London
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		50.00%		50.00%
Carrying value	230	$ 98		$ 230
Other
Investment [Line Items]
Carrying value	$ 1,425	$ 1,456		$ 1,425
Other | Bottom of range
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		12.00%		12.00%
Other | Top of range
Investment [Line Items]
Proportion of ownership interests/voting rights held by the partnership		90.00%		90.00%